UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:	Funds Investors Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432
Date of fiscal year end: October 31
Date of reporting period: January 31, 2009

ITEM 1.          SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
LEGG MASON PARTNERS VARIABLE
AGGRESSIVE GROWTH PORTFOLIO
FORM N-Q
JANUARY 31, 2009

Legg Mason Partners Variable Aggressive Growth Portfolio
Schedule of Investments (unaudited)
January 31, 2009

Shares	Security	Value

COMMON STOCKS — 97.6%
CONSUMER DISCRETIONARY — 15.1%
Internet & Catalog Retail — 0.3%
540,950	Liberty Media Holding Corp., Interactive Group, Series A Shares *	$1,698,583

Media — 14.8%
1,345,595	Cablevision Systems Corp., New York Group, Class A Shares	21,569,888
171,175	CBS Corp., Class B Shares	979,121
205,438	Comcast Corp., Class A Shares	3,009,667
2,162,527	Comcast Corp., Special Class A Shares	30,015,875
106,440	Discovery Communications Inc., Class A Shares *	1,543,380
106,440	Discovery Communications Inc., Class C Shares *	1,530,607
84,367	Liberty Global Inc., Series A Shares *	1,229,227
85,560	Liberty Global Inc., Series C Shares *	1,225,219
487,260	Liberty Media Corp. — Entertainment, Series A *	8,941,221
98,690	Liberty Media Holding Corp., Capital Group, Series A Shares *	541,808
2,699,500	Sirius Satellite Radio Inc. *	323,940
171,175	Viacom Inc., Class B Shares *	2,524,831
721,400	Walt Disney Co.	14,918,552
40,200	World Wrestling Entertainment Inc., Class A Shares	391,548

	Total Media	88,744,884

Specialty Retail — 0.0%
224,700	Charming Shoppes Inc. *	242,676

	TOTAL CONSUMER DISCRETIONARY	90,686,143

ENERGY — 17.1%
Energy Equipment & Services — 8.1%
173,400	Core Laboratories NV	11,650,746
274,288	National-Oilwell Varco Inc. *	7,252,175
2,680,800	Weatherford International Ltd. *	29,569,224

	Total Energy Equipment & Services	48,472,145

Oil, Gas & Consumable Fuels — 9.0%
1,482,700	Anadarko Petroleum Corp.	54,474,398

	TOTAL ENERGY	102,946,543

EXCHANGE TRADED FUND — 0.7%
154,900	PowerShares QQQ, Trust Unit, Series 1	4,501,394

FINANCIALS — 1.5%
Capital Markets — 0.3%
160,400	Cohen & Steers Inc.	1,732,320

Diversified Financial Services — 0.3%
254,463	Bank of America Corp.	1,674,366

Thrifts & Mortgage Finance — 0.9%
49,500	Astoria Financial Corp.	449,460
379,415	New York Community Bancorp Inc.	5,027,249

	Total Thrifts & Mortgage Finance	5,476,709

	TOTAL FINANCIALS	8,883,395

HEALTH CARE — 46.3%
Biotechnology — 27.5%
168,920	Alkermes Inc. *	1,937,513
852,705	Amgen Inc. *	46,770,869
960,856	Biogen Idec Inc. *	46,745,645
30,700	Genentech Inc. *	2,494,068
797,116	Genzyme Corp. *	54,937,235
232,950	Isis Pharmaceuticals Inc. *	3,291,583
283,110	Vertex Pharmaceuticals Inc. *	9,356,785

	Total Biotechnology	165,533,698

See Notes to Schedule of Investments.

Legg Mason Partners Variable Aggressive Growth Portfolio
Schedule of Investments (unaudited) (continued)
January 31, 2009

Shares	Security	Value

Health Care Equipment & Supplies — 2.9%
451,761	Covidien Ltd.	$17,320,517

Health Care Providers & Services — 7.7%
1,629,020	UnitedHealth Group Inc.	46,150,137

Pharmaceuticals — 8.2%
208,410	BioMimetic Therapeutics Inc. *	1,681,869
1,116,880	Forest Laboratories Inc. *	27,966,675
127,548	Johnson & Johnson	7,358,244
85,018	Teva Pharmaceutical Industries Ltd., ADR	3,523,996
397,000	Valeant Pharmaceuticals International *	8,614,900

	Total Pharmaceuticals	49,145,684

	TOTAL HEALTH CARE	278,150,036

INDUSTRIALS — 8.2%
Aerospace & Defense — 5.1%
390,000	L-3 Communications Holdings Inc.	30,817,800

Construction & Engineering — 0.1%
20,200	Fluor Corp.	785,780

Industrial Conglomerates — 1.6%
451,761	Tyco International Ltd.	9,496,016

Machinery — 1.4%
312,000	Pall Corp.	8,133,840

	TOTAL INDUSTRIALS	49,233,436

INFORMATION TECHNOLOGY — 8.7%
Communications Equipment — 1.0%
93,068	Arris Group Inc. *	662,644
417,225	Nokia Oyj, ADR	5,119,351

	Total Communications Equipment	5,781,995

Computers & Peripherals — 1.4%
3,500	LaserCard Corp. *	11,550
510,600	SanDisk Corp. *	5,836,158
697,367	Seagate Technology	2,643,021

	Total Computers & Peripherals	8,490,729

Electronic Equipment, Instruments & Components — 1.2%
40,000	Dolby Laboratories Inc., Class A Shares *	1,022,400
451,761	Tyco Electronics Ltd.	6,396,936

	Total Electronic Equipment, Instruments & Components	7,419,336

Internet Software & Services — 0.0%
2	Move Inc. *	3

Semiconductors & Semiconductor Equipment — 3.7%
603,050	Broadcom Corp., Class A Shares *	9,558,342
141,400	Cree Inc. *	2,818,102
139,700	DSP Group Inc. *	909,447
411,659	Intel Corp.	5,310,401
974,855	Micron Technology Inc. *	3,626,461
15,700	Standard Microsystems Corp. *	217,445

	Total Semiconductors & Semiconductor Equipment	22,440,198

Software — 1.4%
111,800	Advent Software Inc. *	2,440,594
243,800	Autodesk Inc. *	4,037,328
97,564	Microsoft Corp.	1,668,344

	Total Software	8,146,266

	TOTAL INFORMATION TECHNOLOGY	52,278,527

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $664,551,473)	586,679,474

See Notes to Schedule of Investments.

Legg Mason Partners Variable Aggressive Growth Portfolio
Schedule of Investments (unaudited) (continued)
January 31, 2009

Face
Amount	Security	Value

SHORT-TERM INVESTMENT — 2.7%
Repurchase Agreement — 2.7%
$16,219,000	Interest in $132,068,000 joint tri-party repurchase agreement dated 1/30/09 with Deutsche Bank Securities Inc., 0.280% due 2/2/09; Proceeds at maturity - $16,219,378 (Fully collateralized by various U.S. government agency obligations, 0.000% to 8.100% due 2/3/09 to 7/15/29; Market value — $16,543,386) (Cost — $16,219,000)	$16,219,000

	TOTAL INVESTMENTS — 100.3% (Cost — $680,770,473#)	602,898,474
	Liabilities in Excess of Other Assets — (0.3)%	(1,704,894)

	TOTAL NET ASSETS — 100.0%	$601,193,580

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipt
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Aggressive Growth Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the“1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Effective November 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	January 31, 2009	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$602,898,474	$586,679,474	$16,219,000	-

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.
(c) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At January 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$101,615,532
Gross unrealized depreciation	(179,487,531)

Net unrealized depreciation	$(77,871,999)

3. Recent Accounting Pronouncement
In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Equity Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: March 24, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: March 24, 2009

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer
Date: March 24, 2009